Derivative financial instruments	12 Months Ended
Jun. 30, 2022
Derivative financial instruments.
Derivative financial instruments
20	Derivative financial instruments

The Group has the following derivative financial instruments:

	2022		2021
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	2,458	—	—	(5,121)
Forward foreign exchange contracts	—	—	—	(28)
At fair value through profit or loss:
Embedded foreign exchange derivatives	20,286	—	809	(527)
Forward foreign exchange contracts	315	(81)	8	(58)
	23,059	(81)	817	(5,734)
Less non-current portion:
Used for hedging:
Interest rate swaps	2,458	—	—	(5,121)
At fair value through profit or loss:
Embedded foreign exchange derivatives	13,786	—	499	(351)
Forward foreign exchange contracts	218	(49)	—	—
Non-current derivative financial instruments	16,462	(49)	499	(5,472)
Current derivative financial instruments	6,597	(32)	318	(262)

(i)	Fair value hierarchy

Derivative financial instruments are carried at fair value. The different levels used in measuring fair value have been defined in accounting standards as follows:

●	Level 1 - the fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period.
●	Level 2 - the fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
●	Level 3 - if one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
(ii)	Valuation techniques used to determine fair value

All of the financial instruments detailed above are included in Level 2. Specific valuation techniques used to value financial instruments include:

●	The fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves;
●	The fair value of embedded foreign exchange derivatives is determined as the change in the fair value of the embedded derivative at the contract inception date and the fair value of the embedded derivative at the end of the reporting period; the fair value of the embedded derivative is determined using forward exchange rates with the resulting value discounted to present value;
●	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the end of the reporting period, with the resulting value discounted back to present value.